Financial Instruments Fair Value Risk - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	[1],[2]	€ 370	€ 266
Financial assets at fair value through profit or loss:
Other	[1]	1,684	1,781
Derivatives		(321)	(89)
Fair value [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		370	266
Financial assets at fair value through profit or loss:
Derivatives	[3]	158	208
Other		628	583
Fair value [member] | Level 1 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		5	7
Financial assets at fair value through profit or loss:
Other		300	311
Fair value [member] | Level 2 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		3	4
Financial assets at fair value through profit or loss:
Derivatives	[3]	158	208
Fair value [member] | Level 3 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		362	255
Financial assets at fair value through profit or loss:
Other		328	272
Fair value [member] | Financial liabilities [member]
Financial assets at fair value through profit or loss:
Derivatives	[4]	(418)	(326)
Contingent consideration		(140)	(154)
Fair value [member] | Financial liabilities [member] | Level 2 [member]
Financial assets at fair value through profit or loss:
Derivatives	[4]	(418)	(326)
Fair value [member] | Financial liabilities [member] | Level 3 [member]
Financial assets at fair value through profit or loss:
Contingent consideration		€ (140)	€ (154)

[1]	For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[2]	Included within non-current financial assets at fair value through other comprehensive income are equity investments of €356 million (2019: €244 million). These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. The fair value movement in 2020 of these equity investments was €78 million (2019: €31 million).
[3]	Includes €78 million (2019: €74 million) derivatives, reported within trade receivables, that hedge trading activities.
[4]	Includes €(103) million (2019: €(56) million) derivatives, reported within trade payables, that hedge trading activities.